UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                         (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 17.39%
		Market Vectors - Coal ETF	346	$12,197
		Market Vectors - Steel Index Fund	204	12,097
	*	PowerShares DB Base Metals Fund	590	12,272
	*	Powershares Dynamic Networking Portfolio	234	4,399
		Rydex S&P Smallcap 600 Pure Value ETF	626	21,040
		SPDR KBW Regional Banking ETF	372	9,125
		SPDR S&P Semiconductor ETF	96	4,378

		Total Exchange Traded Products (Cost $78,636)		75,508

OPEN-END FUNDS - 71.22%
	*	Columbia Acorn Select	1,491	35,370
	*	Encompass Fund	2,287	21,266
	*	Fidelity Select Air Transportation Portfolio	346	11,971
		Janus Overseas Fund	844	35,295
	*	Professionally Managed Portfolios - Perkins Discovery Fund	1,594	35,422
		Schneider Small Cap Value Fund	1,491	21,370
	*	T Rowe Price - Emerging Europe & Mediterranean Fund	1,221	21,083
		The Yacktman Focused Fund	2,202	35,320
	*	Van Kampen Equity Growth Fund	2,878	35,487
		Wasatch Emerging Markets Small Cap Fund	11,814	21,148
		Wasatch Micro Cap Value Fund	15,835	35,470

		Total Open-End Funds (Cost $312,166)		309,202

INVESTMENT COMPANY - 3.62%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%		15,727

		Total Investment Company (Cost $15,727)		15,727

Total Value of Investments (Cost $406,529) - 92.23%				$400,437

Other Assets Less Liabilities - 7.77%				33,726

	Net Assets - 100%			$434,163

*	Non-income producing investment
§	Represents 7 day effective yield

				(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$3,896
Aggregate gross unrealized depreciation			(9,988)

Net unrealized depreciation			$(6,092)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	17.39%	$75,508
Open-End Funds	71.22%	309,202
Investment Company	3.62%	15,727
Total	92.23%	$400,437

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 75,508	$ 75,508	$ -	$ -
Open-End Funds	309,202	309,202	-	-
Investment Company	15,727	-	15,727	-
Total	$ 400,437	$ 384,710	$ 15,727	$ -

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 70.24%
Vanguard Total Bond Market ETF	1,060	$84,376

Total Exchange Traded Product (Cost $84,028)		84,376

INVESTMENT COMPANY - 0.81%
§ HighMark 100% US Treasury Money Market Fund, 0.01%		972

Total Investment Company (Cost $972)		972

Total Value of Investments (Cost $85,000) - 71.05%		$85,348

Other Assets Less Liabilities - 28.95%		34,780

Net Assets - 100%		$120,128

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$348
Aggregate gross unrealized depreciation		-

Net unrealized appreciation		$348

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

		(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$ 84,376	$ 84,376	$ -	$ -
Investment Company	972	-	972	-
Total	$ 85,348	$ 84,376	$ 972	$ -

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 74.12%

Consumer Discretionary - 6.80%
*	Coinstar, Inc.	3,300	$ 97,944
*	Corinthian Colleges, Inc.	5,000	81,100
	Monro Muffler Brake, Inc.	1,500	52,290
	PetMed Express, Inc.	2,275	44,067
			275,401
Consumer Staples - 5.91%
	Bunge Ltd.	2,100	125,139
	Diamond Foods, Inc.	1,550	54,017
*	Ralcorp Holdings, Inc.	900	60,129
			239,285
Energy - 8.46%
	Arch Coal, Inc.	4,500	101,205
*	Atwood Oceanics, Inc.	3,600	120,456
*	Tetra Technologies, Inc.	12,000	120,960
			342,621
Financials - 1.99%
	The Charles Schwab Corp.	4,400	80,564
			80,564
Health Care - 15.33%
*	Amedisys, Inc.	700	40,355
	CR Bard, Inc.	1,075	90,063
*	ev3, Inc.	11,400	165,870
*	Odyssey HealthCare, Inc.	4,500	78,885
	Quality Systems, Inc.	1,700	97,308
μ	Teva Pharmaceutical Industries Ltd.	2,475	148,525
			621,006
Industrials - 16.58%
	ABM Industries, Inc.	2,700	55,296
	Briggs & Stratton Corp.	4,650	81,421
*	Clean Harbors, Inc.	1,400	79,576
*	Diana Shipping, Inc.	4,075	56,683
*	EnerSys	4,950	112,811
*	FTI Consulting, Inc.	975	35,821
*	GeoEye, Inc.	4,025	95,876
*	IHS, Inc.	2,200	113,960
	John Bean Technologies Corp.	2,450	40,058
			671,502

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 11.99%
		Activision Blizzard, Inc.	8,000	$ 85,040
	*	Cirrus Logic, Inc.	19,600	139,944
		Intel Corp.	3,500	71,855
	*	Itron, Inc.	1,900	127,205
	*	VeriSign, Inc.	2,475	61,677
				485,721
	Materials - 5.09%
		Agrium, Inc.	1,600	103,600
	μ	BHP Billiton Ltd.	1,400	102,662
				206,262
	Utilities - 1.97%
		PPL Corp.	2,800	79,744
				79,744

		Total Common Stocks (Cost $3,001,264)		3,002,106

EXCHANGE TRADED PRODUCTS - 7.44%
	*	ProShares UltraShort Dow30	4,100	120,335
	*	ProShares UltraShort MidCap400	3,850	80,657
	*	ProShares UltraShort QQQ	5,150	100,528

		Total Exchange Traded Products (Cost $307,668)		301,520

INVESTMENT COMPANY - 57.16%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%		2,315,267

		Total Investment Company (Cost $2,315,267)		2,315,267

Total Value of Investments (Cost $5,624,199) - 138.72%				$ 5,618,893

Liabilities in Excess of Other Assets - (38.72)%				(1,568,332)

	Net Assets - 100%			$ 4,050,561

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

				(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 46,446
Aggregate gross unrealized depreciation			(51,752)

Net unrealized depreciation			$ (5,306)

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	6.80%	$ 275,401
Consumer Staples	5.91%	239,285
Energy	8.46%	342,621
Exchange Traded Products	7.44%	301,520
Financials	1.99%	80,564
Health Care	15.33%	621,006
Industrials	16.58%	671,502
Information Technology	11.99%	485,721
Materials	5.09%	206,262
Utilities	1.97%	79,744
Other	57.16%	2,315,267
Total	138.72%	$ 5,618,893

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 28, 2010

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 3,002,106	$ 3,002,106	$ -	$ -
Exchange Traded Products	301,520	301,520	-	-
Investment Company	2,315,267	-	2,315,267	-
Total	$ 5,618,893	$ 3,303,626	$ 2,315,267	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: April 29, 2010

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

Date: April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: April 29, 2010

By: (Signature and Title)	/s/ Julie Koethe
Julie Koethe Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: April 22, 2010

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

Date: April 22, 2010